Fair values of financial assets and liabilities- Schedule of Movements in Level 3 Financial Assets Portfolio (Details) - Level 3 - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	£ 347	£ 471	£ 471
Exchange and other adjustments	(2)	1
Gains recognised in the income statement within other income	21	(7)
Sales/repayments of customer loans	(10)	(32)
Transfers out of the level 3 portfolio		(12)
Balance at end of period	356	421	347
Financial assets at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	295	399	399
Exchange and other adjustments	0	0
Gains recognised in the income statement within other income	17	(4)
Sales/repayments of customer loans	(8)	(30)
Transfers out of the level 3 portfolio		0
Balance at end of period	304	365	295
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held	17	(5)
Financial assets at fair value through other comprehensive income
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	52	56	56
Exchange and other adjustments	(2)	1
Gains recognised in the income statement within other income	4	0
Sales/repayments of customer loans	(2)	(2)
Transfers out of the level 3 portfolio		0
Balance at end of period	52	55	52
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held	2	0
Derivative assets
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	0	16	16
Exchange and other adjustments	0	0
Gains recognised in the income statement within other income	0	(3)
Sales/repayments of customer loans	0	0
Transfers out of the level 3 portfolio		(12)
Balance at end of period	0	1	£ 0
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held	0	0
Financial assets carried at fair value
Reconciliation of changes in fair value measurement, assets [abstract]
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held	£ 19	£ (5)